Organization and Description of Business (Details)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025 USD ($) $ / shares	Sep. 30, 2024 USD ($)	Sep. 30, 2025 USD ($) $ / shares	Sep. 30, 2024 USD ($)	Dec. 31, 2024 USD ($) $ / shares	Dec. 31, 2023 USD ($) $ / shares	Dec. 13, 2023 $ / shares
Organization and Description of Business
Common stock, par value (in dollars per share) | $ / shares	$ 0.001		$ 0.001		$ 0.001	$ 0.001
Preferred stock, par value (in dollars per share) | $ / shares	$ 0.001		$ 0.001		$ 0.001	$ 0.001
Operating losses	$ 8,398,352	$ 2,565,663	$ 18,446,251	$ 8,067,782	$ 10,353,542	$ 14,238,899
Negative cash flow from operations			10,828,412	$ 4,553,304	8,202,934	9,163,312
Cash and cash equivalents	27,739,256		27,739,256		3,021,795	4,600,530
Net working capital	21,000,000		21,000,000		2,200,000
Accumulated deficit	$ 118,388,467		$ 118,388,467		$ 96,608,242	$ 85,122,832
Terrestrial Energy Delaware Inc
Organization and Description of Business
Common stock, par value (in dollars per share) | $ / shares							$ 0.001
Common Stock, share exchange ratio							1
Preferred stock, par value (in dollars per share) | $ / shares							$ 0.001
Preferred Stock, share exchange ratio							1
Terrestrial Energy Canada (Exchange) Inc.
Organization and Description of Business
Common Stock, share exchange ratio							1
Preferred Stock, share exchange ratio							1